Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Leases [Abstract]
2025	$ 13,189
2026	13,499
2027	13,144
2028	12,388
2029	10,799
Thereafter	46,072
Total minimum lease payments	109,091
Less: amount of total minimum lease payments representing interest	(42,780)
Present value of future total minimum lease payments	66,311
Less: current portion of lease liabilities	(6,430)	$ (6,758)
Long-term lease liabilities	$ 59,881	$ 62,989